Sources Of Revenue (Tables)	3 Months Ended
Mar. 31, 2016
Patient Service Revenues by Payor
Patient Service Revenue
	2016	2015

Medicare program	$1.294.259	$1.200.772
Private/alternative payors	1.267.492	1.134.161
Medicaid and other government sources	132.628	129.228
Hospitals	248.271	213.951
Total patient service revenue	$2.942.650	$2.678.112